SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		12 Months Ended
	Dec. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 10, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents		$ 0	$ 0
Transaction costs		$ 1,646,673		$ 1,646,673
Number of shares redeemed		9,121,751
Effective tax rate		182.20%	0.00%
Statutory federal income tax rate (in percent)		21.00%	21.00%
Unrecognized tax benefits		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		$ 0	0
Common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Transaction costs			$ (1,646,673)
Number of shares redeemed	9,121,751
Common stock subject to possible redemption, outstanding (in shares)		2,378,249	11,500,000
Common stock subject to possible redemption value (in dollar per share)		$ 10.23	$ 10.15